UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08342

Investment Company Act File Number

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Portfolio

July 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 77.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.3%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,977,678
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	5,099,351
Republic of Albania, 5.75%, 11/12/20(1)	EUR	42,472	50,699,551

Total Albania			$60,776,580

Angola — 0.0%(2)
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,432	$1,401,203

Total Angola			$1,401,203

Argentina — 1.5%
City of Buenos Aires, 7.50%, 6/1/27(1)	USD	32,119	$33,484,058
Republic of Argentina, 0.75%, 2/22/17	USD	8,260	8,031,611
Republic of Argentina, 0.75%, 6/9/17	USD	8,670	8,329,442
Republic of Argentina, 0.75%, 9/21/17	USD	7,989	7,574,151
Republic of Argentina, 1.75%, 10/28/16	USD	7,927	7,851,931
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,516,337

Total Argentina			$70,787,530

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$39,222,255

Total Armenia			$39,222,255

Bangladesh — 0.2%
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	$1,343,610
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	3,909,264
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,905,685
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,115,015

Total Bangladesh			$9,273,574

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	27,275	$22,774,625
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	3,291	2,747,985
Barbados Government International Bond, 7.00%, 8/4/22(3)	USD	2,200	2,197,250

Total Barbados			$27,719,860

Belarus — 1.3%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	56,303	$59,208,235

Total Belarus			$59,208,235

Security	Principal Amount (000’s omitted)		Value
Brazil — 5.0%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,665,408
Letra do Tesouro Nacional, 0.00%, 4/1/17	BRL	758,232	214,619,597

Total Brazil			$237,285,005

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	1,571,044	$2,265,612

Total Costa Rica			$2,265,612

Croatia — 5.0%
Croatia Government International Bond, 3.00%, 3/11/25(1)	EUR	31,377	$34,334,062
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	198,291	204,682,315

Total Croatia			$239,016,377

Cyprus — 2.6%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	27,357	$30,766,509
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	33,836	38,842,473
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	14,000	16,229,566
Republic of Cyprus, 4.625%, 2/3/20(1)(3)	EUR	9,538	11,444,802
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	24,728,648

Total Cyprus			$122,011,998

Dominican Republic — 2.1%
Dominican Republic, 8.625%, 4/20/27(1)	USD	5,754	$7,005,495
Dominican Republic, 10.375%, 3/4/22(1)	DOP	235,900	5,177,955
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,482,200	32,841,660
Dominican Republic, 13.50%, 8/4/17(1)	DOP	39,400	889,949
Dominican Republic, 14.00%, 6/8/18(1)	DOP	986,600	23,095,404
Dominican Republic, 15.00%, 4/5/19(3)	DOP	280,500	6,891,624
Dominican Republic, 15.95%, 6/4/21(1)	DOP	195,800	5,209,842
Dominican Republic, 16.00%, 2/10/17(1)	DOP	461,700	10,370,211
Dominican Republic, 16.00%, 7/10/20(1)	DOP	253,600	6,597,845
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	3,067,814

Total Dominican Republic			$101,147,799

Ecuador — 1.8%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	43,572	$38,016,570
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	33,926	29,600,435
Republic of Ecuador, 10.50%, 3/24/20(3)	USD	3,199	3,219,794
Republic of Ecuador, 10.75%, 3/28/22(1)	USD	12,270	12,340,000

Total Ecuador			$83,176,799

El Salvador — 0.6%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	2,416	$2,416,000
Republic of El Salvador, 6.375%, 1/18/27(1)(5)	USD	15,434	15,742,680
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	5,625	5,878,125
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	2,000	2,220,000
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	3,262	3,620,820

Total El Salvador			$29,877,625

Security	Principal Amount (000’s omitted)		Value
Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$39,654,017

Total Fiji			$39,654,017

Georgia — 0.2%
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,820	$1,203,088
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,155	478,040
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	361,056
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,352	1,095,316
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,715,982
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,968	989,232

Total Georgia			$8,842,714

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,836,776

Total Germany			$18,836,776

Honduras — 0.6%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	5,163	$5,847,098
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	20,833	24,296,486

Total Honduras			$30,143,584

Iceland — 5.0%
Republic of Iceland, 5.875%, 5/11/22(1)	USD	97,490	$114,571,418
Republic of Iceland, 6.25%, 2/5/20	ISK	3,871,595	29,013,246
Republic of Iceland, 6.50%, 1/24/31	ISK	1,432,049	11,587,940
Republic of Iceland, 7.25%, 10/26/22	ISK	3,538,805	24,468,649
Republic of Iceland, 8.00%, 6/12/25	ISK	4,172,907	35,257,451
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	21,689,076

Total Iceland			$236,587,780

India — 2.1%
India Government Bond, 7.16%, 5/20/23	INR	473,430	$7,094,693
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	16,325,693
India Government Bond, 8.28%, 9/21/27	INR	963,780	15,343,705
India Government Bond, 8.40%, 7/28/24	INR	1,250,780	20,001,874
India Government Bond, 8.60%, 6/2/28	INR	733,330	12,005,494
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	27,566,093

Total India			$98,337,552

Indonesia — 2.7%
Indonesia Government Bond, 8.25%, 5/15/36	IDR	128,913,000	$10,846,398
Indonesia Government Bond, 8.75%, 5/15/31	IDR	656,729,000	57,234,921
Republic of Indonesia, 2.625%, 6/14/23(1)	EUR	11,000	12,774,307
Republic of Indonesia, 3.375%, 7/30/25(3)	EUR	40,119	47,951,645

Total Indonesia			$128,807,271

Iraq — 1.3%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	81,322	$61,296,457

Total Iraq			$61,296,457

Security	Principal Amount (000’s omitted)		Value
Japan — 3.0%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(4)	JPY	4,712,275	$49,176,968
Japan Government CPI Linked Bond, 0.10%, 3/10/25(4)	JPY	9,083,896	94,927,980

Total Japan			$144,104,948

Kenya — 0.8%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,765,795
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,892,359
Republic of Kenya, 5.875%, 6/24/19(1)	USD	6,743	6,791,550
Republic of Kenya, 6.875%, 6/24/24(1)	USD	22,244	21,196,308
Republic of Kenya, 6.875%, 6/24/24(3)	USD	3,847	3,665,806

Total Kenya			$38,311,818

Lebanon — 0.2%
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,825,820	$1,876,974
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	3,471,050	2,315,569
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	1,654,170	1,103,951
Lebanon Treasury Note, 6.50%, 8/4/16	LBP	8,303,350	5,510,039

Total Lebanon			$10,806,533

Macedonia — 2.3%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	16,615	$18,020,540
Republic of Macedonia, 3.975%, 7/24/21(3)	EUR	57,150	61,984,583
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	17,311	19,571,435
Republic of Macedonia, 4.875%, 12/1/20(3)	EUR	9,255	10,463,499

Total Macedonia			$110,040,057

Mongolia — 1.7%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	37,067	$36,325,660
Mongolia International Bond, 4.125%, 1/5/18(3)	USD	1,684	1,650,320
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	18,262	16,580,672
Mongolia International Bond, 10.875%, 4/6/21(1)	USD	11,139	12,435,658
Mongolia International Bond, 10.875%, 4/6/21(3)	USD	11,470	12,717,363

Total Mongolia			$79,709,673

New Zealand — 2.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	96,824	$73,794,402
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	69,603	59,889,361

Total New Zealand			$133,683,763

Nigeria — 0.6%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	26,375	$26,579,406

Total Nigeria			$26,579,406

Pakistan — 0.1%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,490	$6,668,838

Total Pakistan			$6,668,838

Philippines — 0.9%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$40,340,820

Total Philippines			$40,340,820

Security	Principal Amount (000’s omitted)		Value
Romania — 1.0%
Romania Government Bond, 2.875%, 10/28/24(1)	EUR	10,106	$12,047,378
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	644,075
Romania Government Bond, 6.75%, 2/7/22(1)	USD	29,796	35,680,710

Total Romania			$48,372,163

Russia — 6.0%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$109,434,069
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	37,662,576
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	19,905,067
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	13,919,682
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	34,652,286
Russia Government Bond, 8.50%, 9/17/31	RUB	4,467,560	68,147,520

Total Russia			$283,721,200

Rwanda — 0.4%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	19,768	$19,641,880

Total Rwanda			$19,641,880

Serbia — 9.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	$155,325,109
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	103,257,272
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	10,022,317
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	5,785,830	52,303,520
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,681,339
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,940,861
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,616,856
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,579,486
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,179,812
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	23,476,845
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,798,250	63,540,873

Total Serbia			$471,924,290

Slovenia — 0.4%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	5,796	$6,632,218
Republic of Slovenia, 5.85%, 5/10/23(3)	USD	8,664	10,153,125

Total Slovenia			$16,785,343

Sri Lanka — 4.4%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	2,886	$2,988,441
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	10,196	10,341,640
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	1,000	1,060,080
Republic of Sri Lanka, 6.25%, 10/4/20(3)	USD	3,063	3,247,025
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	2,191	2,315,070
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	22,980	24,284,758
Republic of Sri Lanka, 6.85%, 11/3/25(3)	USD	1,690	1,785,955
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	5,099,300	32,813,086
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	876,848
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,768,599
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,707,189
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,119,630	13,506,346
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	9,752,150
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,554,300	9,741,112
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	3,671,100	22,237,625

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	191,840	$1,290,765
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,462,000	9,789,364
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,205,000	7,971,042
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	732,310	4,861,001
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	1,807,750	11,361,262
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	370,000	2,263,243
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	347,830	2,306,497
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	839,380	5,497,070
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	1,886,620	11,979,739

Total Sri Lanka			$210,745,907

Tanzania — 1.8%
United Republic of Tanzania, 6.892%, 3/9/20(1)(6)	USD	83,915	$86,641,968

Total Tanzania			$86,641,968

Thailand — 1.6%
Kingdom of Thailand, 1.25%, 3/12/28(1)(4)	THB	2,878,715	$78,159,549

Total Thailand			$78,159,549

Turkey — 2.6%
Republic of Turkey, 7.00%, 6/5/20	USD	18,000	$19,977,102
Turkey Government Bond, 8.00%, 3/12/25	TRY	51,823	15,811,701
Turkey Government Bond, 9.00%, 7/24/24	TRY	151,353	49,295,547
Turkey Government Bond, 10.60%, 2/11/26	TRY	108,968	38,955,572

Total Turkey			$124,039,922

Vietnam — 0.0%(2)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$242,222

Total Vietnam			$242,222

Zambia — 1.1%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	21,875	$17,449,031
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	885,000
Republic of Zambia, 8.50%, 4/14/24(3)	USD	35,224	31,173,240
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	3,031,782

Total Zambia			$52,539,053

Total Foreign Government Bonds (identified cost $3,612,529,914)			$3,688,735,956

Foreign Corporate Bonds — 2.1%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.3%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	12,200	$12,224,400

Total Azerbaijan			$12,224,400

Georgia — 0.8%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,280,051
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	8,089,904

Security	Principal Amount (000’s omitted)		Value
Georgian Oil and Gas Corp. JSC, 6.75%, 4/26/21(1)	USD	7,222	$7,528,935

Total Georgia			$39,898,890

India — 0.4%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$2,054,942
Export-Import Bank of India, 8.87%, 10/30/29	INR	245,000	3,950,328
Food Corp. of India, 9.95%, 3/7/22	INR	100,000	1,644,214
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,065,686
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	167,000	2,575,617
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	558,252
NTPC, Ltd., 9.17%, 9/22/24	INR	125,000	2,012,920
Power Finance Corp., Ltd, 8.39%, 4/19/25	INR	150,000	2,318,265
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,354,879

Total India			$18,535,103

Mongolia — 0.3%
Development Bank of Mongolia, LLC, 5.75%, 3/21/17(1)	USD	15,978	$16,097,835

Total Mongolia			$16,097,835

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$12,063,832
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,956,289

Total Russia			$15,020,121

Total Foreign Corporate Bonds (identified cost $101,113,943)			$101,776,349

Sovereign Loans — 1.9%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.61%, Maturing August 1, 2021(7)(8)(9)		$15,600	$15,022,194

Total Ethiopia			$15,022,194

Kenya — 0.4%
Government of Kenya, Term Loan, 6.14%, Maturing October 28, 2017(8)		$17,030	$16,987,425

Total Kenya			$16,987,425

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 16, 2022(9)(10)(11)	EUR	11,000	$12,334,240

Total Macedonia			$12,334,240

Pakistan — 0.7%
Islamic Republic of Pakistan, Term Loan, 3.43%, Maturing October 1, 2017(9)		$35,000	$35,148,696

Total Pakistan			$35,148,696

Borrower	Principal Amount (000’s omitted)	Value
Suriname — 0.2%
Republic of Suriname, Term Loan, 8.57%, Maturing September 30, 2017(7)(9)	$9,575	$9,640,042

Total Suriname		$9,640,042

Total Sovereign Loans (identified cost $87,137,304)		$89,132,597

Debt Obligations – United States — 7.8%

Corporate Bonds & Notes — 0.0%(2)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$586,521

Total Corporate Bonds & Notes (identified cost $512,218)		$586,521

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$108,578	$122,333
Series 1548, Class Z, 7.00%, 7/15/23	107,414	121,105
Series 1650, Class K, 6.50%, 1/15/24	628,958	703,551
Series 1817, Class Z, 6.50%, 2/15/26	95,645	108,712
Series 1927, Class ZA, 6.50%, 1/15/27	349,091	397,559
Series 2127, Class PG, 6.25%, 2/15/29	525,483	585,578
Series 2344, Class ZD, 6.50%, 8/15/31	711,006	828,949
Series 2458, Class ZB, 7.00%, 6/15/32	1,271,546	1,516,745

		$4,384,532

Federal National Mortgage Association:
Series 1992-180, Class F, 1.638%, 10/25/22(6)	$410,558	$417,035
Series 1993-16, Class Z, 7.50%, 2/25/23	400,193	447,786
Series 1993-79, Class PL, 7.00%, 6/25/23	251,614	282,289
Series 1993-104, Class ZB, 6.50%, 7/25/23	94,771	103,452
Series 1993-121, Class Z, 7.00%, 7/25/23	1,487,786	1,655,420
Series 1993-141, Class Z, 7.00%, 8/25/23	303,778	342,334
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,868,410	2,090,789
Series 1994-79, Class Z, 7.00%, 4/25/24	380,386	425,042
Series 1994-89, Class ZQ, 8.00%, 7/25/24	287,074	329,080
Series 1996-35, Class Z, 7.00%, 7/25/26	91,525	105,948
Series 1998-16, Class H, 7.00%, 4/18/28	293,686	338,004
Series 1998-44, Class ZA, 6.50%, 7/20/28	541,466	623,037
Series 1999-25, Class Z, 6.00%, 6/25/29	578,017	658,885
Series 2000-2, Class ZE, 7.50%, 2/25/30	136,617	161,033
Series 2000-49, Class A, 8.00%, 3/18/27	410,915	480,977
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,328,836	4,937,948
Series 2001-74, Class QE, 6.00%, 12/25/31	1,235,774	1,392,250
Series 2009-48, Class WA, 5.831%, 7/25/39(12)	5,325,468	6,021,574
Series 2011-38, Class SA, 12.036%, 5/25/41(13)	5,852,009	6,725,620
Series G48, Class Z, 7.10%, 12/25/21	319,562	350,447
Series G92-60, Class Z, 7.00%, 10/25/22	572,995	628,048
Series G93-1, Class K, 6.675%, 1/25/23	528,247	581,293
Series G93-31, Class PN, 7.00%, 9/25/23	1,642,151	1,838,366

Security	Principal Amount	Value
Series G93-41, Class ZQ, 7.00%, 12/25/23	$3,160,848	$3,540,656
Series G94-7, Class PJ, 7.50%, 5/17/24	545,463	625,814

		$35,103,127

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$124,872	$137,937

		$137,937

Total Collateralized Mortgage Obligations (identified cost $36,534,409)		$39,625,596

Mortgage Pass-Throughs — 6.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.74%, with maturity at 2036(14)	$3,273,183	$3,470,176
2.876%, with maturity at 2035(14)	2,979,805	3,113,581
3.006%, with maturity at 2023(14)	87,775	90,612
3.373%, with maturity at 2029(14)	331,435	333,276
4.384%, with maturity at 2030(14)	618,740	665,127
4.50%, with maturity at 2035	451,195	483,979
6.00%, with various maturities to 2035(15)	12,245,116	14,180,670
6.50%, with various maturities to 2036(15)	21,747,580	25,289,930
6.60%, with maturity at 2030	1,176,583	1,402,171
7.00%, with various maturities to 2036(15)	22,052,876	26,139,214
7.31%, with maturity at 2026	74,958	87,510
7.50%, with various maturities to 2035	12,789,759	15,023,675
7.95%, with maturity at 2022	191,063	211,176
8.00%, with various maturities to 2034	5,198,098	6,207,354
8.15%, with maturity at 2021	41,747	45,242
8.30%, with maturity at 2021	12,140	13,100
8.47%, with maturity at 2018	25,770	26,649
8.50%, with various maturities to 2028	403,629	472,115
9.00%, with various maturities to 2027	625,247	701,005
9.50%, with maturity at 2027	90,582	101,199
10.00%, with various maturities to 2020	134,147	142,814
10.50%, with maturity at 2021	75,969	79,220

		$98,279,795

Federal National Mortgage Association:
1.92%, with various maturities to 2033(14)(15)	$10,765,814	$10,962,054
1.928%, with various maturities to 2035(14)	14,221,122	14,496,346
1.929%, with maturity at 2038(14)	665,899	679,318
1.936%, with maturity at 2027(14)	188,754	191,701
1.937%, with maturity at 2022(14)	844,086	853,615
2.003%, with maturity at 2035(14)	2,858,503	2,909,551
2.078%, with maturity at 2025(14)	777,342	792,308
2.278%, with maturity at 2024(14)	394,559	403,746
2.493%, with maturity at 2028(14)	182,451	190,076
2.788%, with maturity at 2023(14)	57,197	58,165
3.617%, with maturity at 2034(14)	1,750,094	1,872,866
3.708%, with maturity at 2035(14)	5,345,761	5,712,487
3.845%, with maturity at 2035(14)	4,536,200	4,876,280
5.50%, with maturity at 2020	249,774	260,641
6.00%, with various maturities to 2038(15)	68,426,295	78,897,400
6.318%, with maturity at 2032(14)	1,762,653	1,940,946
6.50%, with various maturities to 2038	22,955,848	26,700,501

Security	Principal Amount	Value
7.00%, with various maturities to 2035	$24,748,142	$29,428,924
7.273%, with maturity at 2025(14)	48,881	52,093
7.50%, with various maturities to 2035	21,249,893	25,217,570
8.00%, with various maturities to 2034	2,961,447	3,476,992
8.50%, with various maturities to 2037	5,495,253	6,800,974
9.00%, with various maturities to 2032	1,081,965	1,236,198
9.125%, with maturity at 2028(12)	40,789	43,571
9.50%, with various maturities to 2031	995,943	1,159,963
9.884%, with maturity at 2027(12)	76,012	82,732
10.50%, with maturity at 2029	120,798	140,474
11.50%, with maturity at 2031	178,036	221,487

		$219,658,979

Government National Mortgage Association:
2.00%, with maturity at 2024(14)	$305,311	$311,735
6.50%, with various maturities to 2032	863,908	992,748
7.00%, with various maturities to 2031	1,340,713	1,579,230
7.50%, with various maturities to 2032	3,153,326	3,629,997
7.75%, with maturity at 2019	16,393	17,751
8.00%, with various maturities to 2034	3,085,278	3,675,617
8.30%, with maturity at 2020	7,940	8,531
8.50%, with various maturities to 2021	80,531	84,208
9.00%, with various maturities to 2025	107,467	122,221
9.50%, with various maturities to 2026	586,960	689,656

		$11,111,694

Total Mortgage Pass-Throughs (identified cost $313,705,720)		$329,050,468

U.S. Treasury Obligations — 0.0%(2)

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(15)	$1,500,000	$1,959,141

Total U.S. Treasury Obligations (identified cost $1,628,063)		$1,959,141

Total Debt Obligations - United States (identified cost $352,380,410)		$371,221,726

Common Stocks — 1.5%

Security	Shares	Value
Iceland — 0.8%
Eimskipafelag Islands HF	2,775,070	$6,085,937
Hagar HF	13,965,633	5,418,743
HB Grandi HF	16,898,611	4,311,779
Icelandair Group HF	24,575,942	5,690,267
Marel HF	3,792,656	8,061,653
Reginn HF(16)	11,513,300	2,155,921
Reitir Fasteignafelag HF	7,757,197	5,313,014
Siminn HF(16)	86,843,664	2,263,481

Total Iceland		$39,300,795

Security	Shares	Value
Singapore — 0.3%
Yoma Strategic Holdings, Ltd.(16)	38,138,000	$16,520,749

Total Singapore		$16,520,749

Vietnam — 0.4%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,521,783
Bank for Investment and Development of Vietnam JSC	468,816	370,611
Bao Viet Holdings	156,900	415,856
Danang Rubber JSC	68,640	121,729
HA TIEN 1 Cement JSC(16)	183,000	249,550
Hoa Phat Group JSC	420,600	840,528
Hoa Sen Group	80,730	142,739
KIDO Group Corp.	373,100	483,926
Kinh Bac City Development Share Holding Corp.(16)	513,300	407,770
Masan Group Corp.(16)	636,000	1,825,771
PetroVietnam Drilling & Well Services JSC	236,785	276,303
PetroVietnam Fertilizer & Chemical JSC	385,500	504,909
PetroVietnam Gas JSC	165,200	438,381
PetroVietnam Technical Services Corp.	628,300	479,165
Pha Lai Thermal Power JSC	219,100	151,480
Saigon - Hanoi Commercial Joint Stock Bank(16)	829,250	223,317
Saigon Securities, Inc.(16)	668,470	687,801
Saigon Thuong Tin Commercial JSB(16)	1,482,405	752,177
Tan Tao Investment & Industry JSC(16)	1,064,400	234,240
Vietnam Construction and Import-Export JSC	311,100	208,095
Vietnam Dairy Products JSC	379,700	2,693,033
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	118,835
Vingroup JSC(16)	1,718,675	3,931,175

Total Vietnam		$17,079,174

Total Common Stocks (identified cost $72,199,467)		$72,900,718

Precious Metals — 0.6%

Description	Troy Ounces	Value
Platinum(16)	24,986	$28,657,859

Total Precious Metals (identified cost $43,799,986)		$28,657,859

Currency Options Purchased — 0.4%
Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call SEK/Put EUR	Goldman Sachs International	EUR	174,186	SEK	9.00	9/7/16	$30,185
Put CNH/Call USD	Standard Chartered Bank	USD	36,347	CNH	6.47	6/15/17	1,771,371
Put CNH/Call USD	Standard Chartered Bank	USD	33,880	CNH	6.47	6/15/17	1,658,392
Put EUR/Call USD	Deutsche Bank AG	USD	70,390	USD	1.10	11/1/16	631,821
Put EUR/Call USD	Deutsche Bank AG	USD	69,960	USD	1.18	11/1/16	3,542,564
Put EUR/Call USD	Deutsche Bank AG	USD	69,920	USD	1.28	11/1/16	8,365,229
Put INR/Call USD	Deutsche Bank AG	USD	55,780	INR	68.24	9/15/16	174,145
Put INR/Call USD	Standard Chartered Bank	USD	52,990	INR	68.16	9/16/16	185,306
Put RUB/Call USD	Bank of America, N.A.	USD	18,369	RUB	110.00	11/3/16	24,155

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put RUB/Call USD	Deutsche Bank AG	USD	22,079	RUB	110.00	11/16/16	$33,670
Put RUB/Call USD	Goldman Sachs International	USD	19,188	RUB	110.00	11/4/16	25,501
Put RUB/Call USD	Goldman Sachs International	USD	16,549	RUB	110.00	11/4/16	21,994

Total Currency Options Purchased (identified cost $17,851,437)							$16,464,333

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		605	JPY	21,000.00	3/12/21	$6,231,614
WTI Crude Oil Futures 12/2016	Not Applicable		884	USD	75.00	11/16/16	44,200

Total Call Options Purchased (identified cost $6,919,385)							$6,275,814

Short-Term Investments — 6.3%

Foreign Government Securities — 0.7%

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 6/1/17	GEL	3,767	$1,508,242
Georgia Treasury Bill, 0.00%, 7/13/17	GEL	6,990	2,775,931

Total Georgia			$4,284,173

Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 10/17/16	ISK	1,713,093	$9,439,222
Iceland Treasury Bill, 0.00%, 11/15/16	ISK	157,598	867,514
Iceland Treasury Bill, 0.00%, 1/16/17	ISK	700,552	3,850,325

Total Iceland			$14,157,061

Lebanon — 0.3%
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	$3,365,270
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,721,882
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,315,090

Total Lebanon			$12,402,242

Total Foreign Government Securities (identified cost $31,438,063)			$30,843,476

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 8/4/16(15)	$18,900	$18,899,811
U.S. Treasury Bill, 0.00%, 8/18/16(15)	40,000	39,996,680
U.S. Treasury Bill, 0.00%, 9/22/16(15)	16,000	15,994,832

Total U.S. Treasury Obligations (identified cost $74,885,265)		$74,891,323

Repurchase Agreements — 0.4%

Description	Principal Amount (000’s omitted)		Value
JPMorgan Chase Bank, N.A.:
Dated 7/11/16 with a maturity date of 8/12/16, an interest rate of 0.70% payable by the Portfolio and repurchase proceeds of EUR 18,101,934, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,111,068.	EUR	18,113	$20,249,784

Total Repurchase Agreements (identified cost $20,027,887)			$20,249,784

Other — 3.6%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.56%(17)		$171,214	$171,213,927

Total Other (identified cost $171,213,927)			$171,213,927

Total Short-Term Investments (identified cost $297,565,142)			$297,198,510

Total Investments — 98.3% (identified cost $4,591,496,988)			$4,672,363,862

Less Unfunded Loan Commitments — (0.2)%			$(10,933,999)

Net Investments — 98.1% (identified cost $4,580,562,989)			$4,661,429,863

Currency Options Written — (0.3)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Citibank, N.A.	USD	70,390	USD	1.10	11/1/16	$(631,821)
Put EUR/Call USD	Deutsche Bank AG	USD	69,960	USD	1.18	11/1/16	(3,542,564)
Put EUR/Call USD	Deutsche Bank AG	USD	69,920	USD	1.28	11/1/16	(8,365,229)

Total Currency Options Written (premiums received $14,845,493)							$(12,539,614)

Securities Sold Short — (0.4)%

Foreign Government Bonds — (0.4)%

Security	Principal Amount (000’s omitted)		Value
Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(19,106,840)

Total Spain			$(19,106,840)

Total Foreign Government Bonds (proceeds $20,089,195)			$(19,106,840)

Total Securities Sold Short (proceeds $20,089,195)			$(19,106,840)

Other Assets, Less Liabilities — 2.6%			$123,392,080

Net Assets — 100.0%			$4,753,175,489

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2016, the aggregate value of these securities is $1,950,186,804 or 41.0% of the Portfolio’s net assets.

(2)	Amount is less than 0.05%.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2016, the aggregate value of these securities is $240,894,451 or 5.1% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at July 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at July 31, 2016.

(11)	Unfunded or partially unfunded loan commitments.

(12)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2016.

(13)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2016.

(14)	Adjustable rate mortgage security. Rate shown is the rate at July 31, 2016.

(15)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(16)	Non-income producing.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2016 was $1,324,432.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,834,677	USD	12,098,412	Deutsche Bank AG	8/3/16	$15,211	$—
PEN	49,042,868	USD	14,596,092	BNP Paribas	8/3/16	42,010	—
USD	12,438,318	EUR	10,834,677	Deutsche Bank AG	8/3/16	324,695	—
USD	13,689,565	PEN	49,042,868	BNP Paribas	8/3/16	—	(948,536)
THB	197,533,000	USD	5,664,841	Deutsche Bank AG	8/4/16	6,250	—
THB	231,646,000	USD	6,643,132	Standard Chartered Bank	8/4/16	7,329	—
USD	5,610,139	THB	197,533,000	Deutsche Bank AG	8/4/16	—	(60,952)
USD	6,580,852	THB	231,646,000	Standard Chartered Bank	8/4/16	—	(69,609)
USD	30,047,133	ZAR	441,076,891	Standard Chartered Bank	8/4/16	—	(1,714,974)
EUR	36,944,374	SEK	348,814,000	Goldman Sachs International	8/8/16	537,785	—
RSD	215,933,979	EUR	1,745,626	Deutsche Bank AG	8/8/16	4,461	—
SEK	134,605,000	EUR	14,298,158	Goldman Sachs International	8/8/16	—	(254,013)
SEK	137,550,000	EUR	14,900,821	Goldman Sachs International	8/8/16	—	(583,680)
SEK	211,264,000	EUR	22,623,826	Goldman Sachs International	8/8/16	—	(602,995)
INR	170,953,000	USD	2,513,276	JPMorgan Chase Bank, N.A.	8/9/16	38,575	—
USD	17,605,962	INR	1,188,163,000	BNP Paribas	8/9/16	—	(129,992)
USD	6,050,859	INR	408,315,000	Standard Chartered Bank	8/9/16	—	(44,143)
USD	24,266,750	EUR	21,180,534	JPMorgan Chase Bank, N.A.	8/10/16	579,852	—
USD	730,232	EUR	657,727	JPMorgan Chase Bank, N.A.	8/10/16	—	(5,327)
USD	59,787,344	NZD	83,945,640	Standard Chartered Bank	8/10/16	—	(813,640)
USD	15,492,870	NZD	22,766,892	Standard Chartered Bank	8/10/16	—	(942,719)
CNH	207,000,000	USD	30,835,692	Deutsche Bank AG	8/11/16	391,542	—
IDR	23,620,000,000	USD	1,754,178	Barclays Bank PLC	8/11/16	47,086	—
IDR	235,256,927,000	USD	17,319,443	Goldman Sachs International	8/11/16	621,275	—
USD	38,153,148	CNH	250,660,000	Deutsche Bank AG	8/11/16	339,532	—
USD	18,774,326	IDR	258,876,927,000	Deutsche Bank AG	8/11/16	—	(967,656)
USD	100,042,992	RUB	6,801,122,689	Credit Suisse International	8/11/16	—	(2,781,986)
USD	2,215,892	RUB	147,799,971	Citibank, N.A.	8/12/16	—	(18,097)
USD	5,021,267	RUB	338,262,700	Deutsche Bank AG	8/12/16	—	(91,555)
USD	4,867,399	RUB	332,212,158	Deutsche Bank AG	8/12/16	—	(153,970)
USD	20,666,744	RUB	1,404,511,922	Deutsche Bank AG	8/12/16	—	(562,379)
IDR	196,156,590,000	USD	14,534,424	BNP Paribas	8/16/16	415,304	—
IDR	188,723,710,000	USD	13,980,570	Standard Chartered Bank	8/16/16	402,675	—
LKR	199,516,810	USD	1,357,719	Citibank, N.A.	8/16/16	6,190	—
LKR	380,630,349	USD	2,599,934	Citibank, N.A.	8/16/16	2,077	—
LKR	199,516,810	USD	1,362,634	Citibank, N.A.	8/16/16	1,275	—
NZD	24,348,301	USD	16,962,001	Goldman Sachs International	8/16/16	610,468	—
NZD	29,020,222	USD	20,588,396	Goldman Sachs International	8/16/16	355,855	—
NZD	12,768,067	USD	8,966,375	Goldman Sachs International	8/16/16	248,496	—
NZD	14,633,387	USD	10,356,048	Goldman Sachs International	8/16/16	205,048	—
USD	10,825,385	IDR	148,307,775,000	Goldman Sachs International	8/16/16	—	(477,630)
USD	6,395,996	IDR	88,264,750,000	Standard Chartered Bank	8/16/16	—	(330,946)
USD	10,829,337	IDR	148,307,775,000	Standard Chartered Bank	8/16/16	—	(473,678)
USD	1,381,752	LKR	202,495,722	Citibank, N.A.	8/16/16	—	(2,521)
USD	3,938,371	LKR	577,168,247	Citibank, N.A.	8/16/16	—	(7,185)
USD	81,465,471	NZD	119,815,378	Goldman Sachs International	8/16/16	—	(5,006,764)
USD	46,252,435	EUR	41,163,770	Deutsche Bank AG	8/17/16	205,259	—
USD	1,357,610	EUR	1,190,901	Deutsche Bank AG	8/17/16	25,429	—
USD	1,326,434	EUR	1,192,361	Deutsche Bank AG	8/17/16	—	(7,381)
USD	3,892,869	EUR	3,541,000	Deutsche Bank AG	8/17/16	—	(68,212)
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	—	(53,102)
USD	1,341,604	LKR	196,880,404	Citibank, N.A.	8/18/16	—	(3,696)
USD	1,632,409	LKR	239,556,093	Citibank, N.A.	8/18/16	—	(4,497)
USD	1,963,808	LKR	288,188,758	Citibank, N.A.	8/18/16	—	(5,410)
USD	25,673,013	NZD	37,908,294	Standard Chartered Bank	8/19/16	—	(1,682,173)
EUR	6,745,246	RSD	833,510,000	Deutsche Bank AG	8/22/16	2,265	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	321,939,000	EUR	2,602,789	Deutsche Bank AG	8/22/16	$1,953	$—
RSD	109,603,336	EUR	886,543	Deutsche Bank AG	8/22/16	184	—
RSD	206,010,000	EUR	1,667,017	Deutsche Bank AG	8/22/16	—	(409)
USD	721,074	LKR	105,961,815	Citibank, N.A.	8/22/16	—	(2,341)
USD	1,361,212	LKR	199,757,792	Citibank, N.A.	8/22/16	—	(2,561)
USD	877,215	LKR	128,906,712	Citibank, N.A.	8/22/16	—	(2,848)
USD	1,966,171	LKR	288,535,598	Citibank, N.A.	8/22/16	—	(3,700)
USD	1,632,232	LKR	239,856,533	Citibank, N.A.	8/22/16	—	(5,300)
USD	15,592,019	PEN	52,358,000	BNP Paribas	8/22/16	—	(638)
USD	39,211,531	PHP	1,850,100,000	Bank of America, N.A.	8/22/16	—	(70,554)
USD	47,724,092	ZAR	772,109,000	JPMorgan Chase Bank, N.A.	8/22/16	—	(7,677,456)
RUB	1,608,725,100	USD	24,184,081	Citibank, N.A.	8/23/16	63,308	—
RUB	1,617,707,333	USD	24,334,843	JPMorgan Chase Bank, N.A.	8/23/16	47,931	—
USD	2,150,218	LKR	318,769,780	Citibank, N.A.	8/23/16	—	(25,592)
USD	9,364,397	RUB	643,006,353	Deutsche Bank AG	8/23/16	—	(327,268)
USD	16,662,705	RUB	1,142,645,023	Goldman Sachs International	8/23/16	—	(559,727)
CAD	426,800	USD	329,195	Standard Chartered Bank	8/24/16	—	(2,258)
CAD	123,853,200	USD	95,558,367	Standard Chartered Bank	8/24/16	—	(684,507)
USD	94,715,142	CAD	124,280,000	Standard Chartered Bank	8/24/16	—	(485,655)
USD	105,625,277	EUR	94,175,428	Goldman Sachs International	8/24/16	249,188	—
USD	1,370,821	EUR	1,222,223	Goldman Sachs International	8/24/16	3,234	—
USD	263,075	EUR	239,183	Goldman Sachs International	8/24/16	—	(4,555)
USD	4,193,697	EUR	3,782,194	Goldman Sachs International	8/24/16	—	(38,329)
USD	2,308,051	EUR	2,098,037	Goldman Sachs International	8/24/16	—	(39,514)
USD	4,776,595	EUR	4,346,271	Goldman Sachs International	8/24/16	—	(86,595)
USD	7,585,609	JPY	790,868,000	Standard Chartered Bank	8/25/16	—	(171,236)
USD	7,500,835	JPY	789,575,434	Standard Chartered Bank	8/25/16	—	(243,332)
USD	9,526,180	JPY	1,007,888,898	Standard Chartered Bank	8/25/16	—	(359,209)
USD	110,015,468	JPY	12,008,683,428	Standard Chartered Bank	8/25/16	—	(7,765,875)
USD	898,613	LKR	133,668,718	Citibank, N.A.	8/29/16	—	(12,573)
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	—	(506,204)
USD	36,764,708	TRY	111,676,476	BNP Paribas	8/29/16	—	(374,034)
USD	29,345,183	TRY	89,655,404	Standard Chartered Bank	8/29/16	—	(470,307)
EUR	1,745,240	USD	1,974,409	Standard Chartered Bank	8/31/16	—	(21,076)
USD	154,204,806	EUR	135,576,583	Standard Chartered Bank	8/31/16	2,462,807	—
USD	40,135,311	TRY	121,411,324	Standard Chartered Bank	9/1/16	—	(212,607)
USD	4,031,955	AUD	5,590,418	BNP Paribas	9/6/16	—	(211,900)
USD	4,036,953	AUD	5,590,418	Goldman Sachs International	9/6/16	—	(206,902)
USD	22,448,410	AUD	30,225,000	Goldman Sachs International	9/6/16	—	(496,295)
USD	16,987,787	AUD	23,221,000	Goldman Sachs International	9/6/16	—	(639,971)
IDR	168,350,295,000	USD	12,349,640	BNP Paribas	9/7/16	444,394	—
IDR	126,259,645,000	USD	9,262,229	Deutsche Bank AG	9/7/16	333,063	—
IDR	92,622,307,000	USD	6,716,629	Deutsche Bank AG	9/7/16	322,343	—
IDR	42,575,390,000	USD	3,087,410	Deutsche Bank AG	9/7/16	148,170	—
IDR	42,513,650,000	USD	3,087,411	Standard Chartered Bank	9/7/16	143,478	—
SEK	13,060,000	EUR	1,405,041	Standard Chartered Bank	9/7/16	—	(44,186)
AUD	32,660,000	USD	24,562,606	Morgan Stanley & Co. International PLC	9/8/16	228,993	—
AUD	7,731,765	USD	5,814,829	Morgan Stanley & Co. International PLC	9/8/16	54,211	—
AUD	11,454,235	USD	8,725,320	Morgan Stanley & Co. International PLC	9/8/16	—	(30,624)
IDR	101,950,762,286	USD	7,539,343	BNP Paribas	9/8/16	207,381	—
IDR	101,950,755,000	USD	7,561,710	Deutsche Bank AG	9/8/16	185,014	—
IDR	62,658,989,914	USD	4,631,115	Standard Chartered Bank	9/8/16	130,025	—
USD	4,712,797	AUD	6,364,000	Morgan Stanley & Co. International PLC	9/8/16	—	(117,998)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,670,099	AUD	9,084,296	Morgan Stanley & Co. International PLC	9/8/16	$—	$(225,621)
USD	9,390,796	AUD	12,725,000	Morgan Stanley & Co. International PLC	9/8/16	—	(268,516)
USD	28,682,550	AUD	39,000,000	Morgan Stanley & Co. International PLC	9/8/16	—	(921,625)
USD	22,658,522	ZAR	342,189,000	BNP Paribas	9/9/16	—	(1,808,408)
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	—	(7,561)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	—	(10,485)
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	—	(15,849)
USD	18,112,856	CNH	119,505,000	Bank of America, N.A.	9/13/16	107,682	—
USD	19,877,692	CNH	131,155,000	Standard Chartered Bank	9/13/16	117,276	—
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	43,849	—
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	10,996	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	10,327	—
USD	87,930,689	SGD	118,871,300	BNP Paribas	9/13/16	—	(704,066)
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	—	(13,261)
USD	33,420,453	EUR	30,128,330	Goldman Sachs International	9/14/16	—	(321,681)
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	33,903	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	13,809	—
JPY	2,233,674,001	USD	21,413,805	Standard Chartered Bank	9/16/16	513,619	—
JPY	1,489,115,999	USD	14,515,216	Standard Chartered Bank	9/16/16	103,067	—
JPY	747,810,000	USD	7,289,307	Standard Chartered Bank	9/16/16	51,759	—
USD	95,954,797	EUR	85,078,000	Standard Chartered Bank	9/16/16	663,054	—
USD	5,349,985	EUR	4,860,000	Standard Chartered Bank	9/16/16	—	(93,465)
USD	22,931,532	ZAR	344,638,000	BNP Paribas	9/19/16	—	(1,662,458)
USD	22,923,881	ZAR	357,624,000	BNP Paribas	9/19/16	—	(2,596,814)
CLP	20,969,342,000	USD	31,580,334	BNP Paribas	9/20/16	300,314	—
CLP	4,030,658,000	USD	6,074,843	BNP Paribas	9/20/16	53,151	—
USD	36,075,036	CLP	25,000,000,000	BNP Paribas	9/20/16	—	(1,933,605)
USD	47,912,490	EUR	42,750,000	Goldman Sachs International	9/20/16	21,351	—
LKR	500,000,000	USD	3,355,705	Citibank, N.A.	9/21/16	37,669	—
LKR	308,987,600	USD	2,079,324	Citibank, N.A.	9/21/16	17,697	—
LKR	500,000,000	USD	3,387,534	Citibank, N.A.	9/21/16	5,840	—
LKR	250,000,000	USD	1,701,838	Citibank, N.A.	9/21/16	—	(5,151)
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	—	(802)
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	—	(1,800)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	—	(3,330)
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	—	(2,654)
LKR	500,000,000	USD	3,364,058	Citibank, N.A.	9/26/16	26,161	—
LKR	400,000,000	USD	2,694,510	Citibank, N.A.	9/26/16	17,666	—
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	818	—
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	390	—
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	—	(17,938)
EUR	16,311,847	SEK	153,853,337	Standard Chartered Bank	9/28/16	249,030	—
SEK	102,087,000	EUR	10,842,986	Morgan Stanley & Co. International PLC	9/28/16	—	(187,108)
SEK	591,751,000	EUR	63,718,208	Standard Chartered Bank	9/28/16	—	(2,055,584)
USD	47,139,112	EUR	41,268,647	Goldman Sachs International	9/28/16	890,211	—
USD	50,930,531	EUR	44,592,782	Standard Chartered Bank	9/28/16	956,343	—
USD	3,105,248	PEN	10,828,000	BNP Paribas	9/29/16	—	(106,917)
USD	11,670,592	PEN	40,637,000	The Bank of Nova Scotia	9/29/16	—	(384,519)
USD	35,712,085	SGD	48,672,000	Standard Chartered Bank	9/29/16	—	(575,335)
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	—	(40,879)
USD	19,294,938	EUR	17,375,000	Goldman Sachs International	10/5/16	—	(183,046)
USD	30,010,376	EUR	27,271,004	JPMorgan Chase Bank, N.A.	10/5/16	—	(561,375)
USD	90,182,695	EUR	81,362,951	JPMorgan Chase Bank, N.A.	10/5/16	—	(1,028,024)
USD	10,395,450	EUR	9,360,506	Goldman Sachs International	10/11/16	—	(100,661)
GBP	4,470,714	USD	5,810,632	JPMorgan Chase Bank, N.A.	10/13/16	113,540	—
GBP	3,657,000	USD	4,753,039	JPMorgan Chase Bank, N.A.	10/13/16	92,875	—
GBP	6,909,286	USD	9,097,761	JPMorgan Chase Bank, N.A.	10/13/16	57,778	—
MYR	2,438,200	USD	610,925	BNP Paribas	10/13/16	—	(7,235)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MYR	3,901,200	USD	976,765	BNP Paribas	10/13/16	$—	$(10,843)
MYR	26,417,561	USD	6,620,943	BNP Paribas	10/13/16	—	(80,054)
MYR	99,573,885	USD	24,871,708	BNP Paribas	10/13/16	—	(217,588)
MYR	11,379,873	USD	2,847,816	Deutsche Bank AG	10/13/16	—	(30,202)
MYR	3,413,600	USD	854,682	Goldman Sachs International	10/13/16	—	(9,487)
MYR	28,449,681	USD	7,124,889	Standard Chartered Bank	10/13/16	—	(80,854)
TWD	130,000,000	USD	4,044,804	BNP Paribas	10/13/16	54,203	—
TWD	81,250,000	USD	2,528,789	BNP Paribas	10/13/16	33,090	—
TWD	54,110,000	USD	1,682,787	BNP Paribas	10/13/16	23,346	—
TWD	123,680,000	USD	3,848,164	Deutsche Bank AG	10/13/16	51,568	—
TWD	131,410,000	USD	4,086,767	Goldman Sachs International	10/13/16	56,698	—
TWD	113,750,000	USD	3,539,754	Goldman Sachs International	10/13/16	46,877	—
TWD	463,800,000	USD	14,429,179	JPMorgan Chase Bank, N.A.	10/13/16	194,816	—
USD	96,849,367	NZD	134,728,201	JPMorgan Chase Bank, N.A.	10/13/16	—	(140,530)
USD	130,734,176	SGD	176,116,584	Standard Chartered Bank	10/14/16	—	(554,306)
SEK	326,970,000	EUR	34,748,739	Goldman Sachs International	10/17/16	—	(618,141)
RUB	5,584,023,500	USD	86,530,407	Deutsche Bank AG	10/19/16	—	(3,554,866)
USD	77,034,880	EUR	69,568,132	Standard Chartered Bank	10/19/16	—	(999,511)
USD	107,250,254	RUB	6,921,127,031	Deutsche Bank AG	10/19/16	4,406,085	—
USD	431,910	EUR	390,791	Goldman Sachs International	10/21/16	—	(6,477)
USD	5,363,720	EUR	4,850,077	Goldman Sachs International	10/21/16	—	(77,058)
USD	6,370,848	EUR	5,775,838	Goldman Sachs International	10/21/16	—	(108,442)
USD	7,091,586	SGD	9,613,000	Deutsche Bank AG	10/21/16	—	(74,155)
USD	28,232,821	SGD	38,271,000	Deutsche Bank AG	10/21/16	—	(295,224)
USD	8,534,651	SGD	11,570,000	Goldman Sachs International	10/21/16	—	(89,881)
USD	33,961,568	SGD	46,040,000	Goldman Sachs International	10/21/16	—	(357,660)
EUR	20,034,346	USD	22,312,151	Deutsche Bank AG	10/26/16	166,963	—
EUR	13,083,654	USD	14,529,398	Deutsche Bank AG	10/26/16	150,839	—
EUR	11,039,000	USD	12,258,810	Deutsche Bank AG	10/26/16	127,267	—
USD	39,340,244	RUB	2,613,569,140	BNP Paribas	10/26/16	567,144	—
USD	44,724,852	RUB	2,970,266,860	Credit Suisse International	10/26/16	660,031	—
USD	3,707,260	EUR	3,334,032	Standard Chartered Bank	10/27/16	—	(33,778)
USD	6,595,919	EUR	5,912,706	Standard Chartered Bank	10/27/16	—	(38,587)
USD	11,183,307	EUR	10,026,032	Standard Chartered Bank	10/27/16	—	(66,665)
USD	30,073,402	EUR	27,156,030	Standard Chartered Bank	10/27/16	—	(397,732)
SEK	209,917,000	EUR	22,019,574	Goldman Sachs International	10/31/16	—	(70,489)
KES	338,037,000	USD	3,259,759	Citibank, N.A.	11/2/16	17,839	—
USD	12,144,904	EUR	10,834,677	Deutsche Bank AG	11/2/16	—	(15,510)
USD	8,323,390	EUR	7,481,968	Standard Chartered Bank	11/2/16	—	(74,075)
USD	14,447,744	PEN	49,042,868	BNP Paribas	11/2/16	—	(50,827)
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	—	(304,100)
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	—	(380,136)
MXN	1,147,033,694	USD	60,438,585	BNP Paribas	11/3/16	143,007	—
USD	6,937,190	PEN	25,182,000	Standard Chartered Bank	11/4/16	—	(506,085)
USD	6,739,940	PEN	24,543,492	Standard Chartered Bank	11/4/16	—	(514,606)
USD	55,203,313	EUR	49,885,066	Standard Chartered Bank	11/9/16	—	(803,786)
USD	10,263,191	THB	362,188,000	Deutsche Bank AG	11/10/16	—	(119,417)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/16	—	(65,593)
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	50,693	—
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	122,904	—
USD	8,286,198	THB	293,580,000	Deutsche Bank AG	11/15/16	—	(129,350)
USD	1,568,699	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/15/16	—	(24,488)
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	190,220	—
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	52,241	—
USD	47,716,114	SGD	64,140,000	Bank of America, N.A.	11/21/16	—	(83,334)
USD	22,595,857	SGD	30,379,000	Deutsche Bank AG	11/21/16	—	(43,672)
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	100,846	—
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	241,219	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	$—	$(591,837)
USD	10,336,278	PEN	38,022,000	BNP Paribas	12/7/16	—	(870,095)
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	—	(54,268)
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	—	(167,240)
USD	14,494,076	PEN	48,932,000	BNP Paribas	12/21/16	89,631	—
USD	13,359,835	PEN	45,370,000	The Bank of Nova Scotia	12/21/16	3,961	—
CNH	138,830,313	USD	20,524,884	Standard Chartered Bank	1/12/17	265,559	—
CNH	1,753,687	USD	259,313	Standard Chartered Bank	1/12/17	3,310	—
TWD	301,435,000	USD	9,335,243	Deutsche Bank AG	1/12/17	192,647	—
TWD	223,812,000	USD	6,934,531	JPMorgan Chase Bank, N.A.	1/12/17	139,817	—
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(747,582)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	—	(527,144)
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	—	(385,406)
MXN	907,000,000	USD	48,178,052	Bank of America, N.A.	1/13/17	—	(649,796)
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	2,424,249	—
TWD	393,075,000	USD	12,160,093	BNP Paribas	1/17/17	265,996	—
TWD	392,315,000	USD	12,149,737	BNP Paribas	1/17/17	252,326	—
TWD	394,539,000	USD	12,245,158	Citibank, N.A.	1/17/17	227,211	—
TWD	363,422,000	USD	11,251,455	Deutsche Bank AG	1/17/17	237,228	—
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(736,437)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(771,924)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(736,553)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(734,387)
TWD	416,930,000	USD	12,940,099	BNP Paribas	1/19/17	240,785	—
TWD	382,197,000	USD	11,856,584	Goldman Sachs International	1/19/17	226,246	—
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(845,677)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(819,879)
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	—	(524,066)
TWD	399,457,000	USD	12,363,262	Bank of America, N.A.	1/26/17	267,507	—
TWD	442,103,000	USD	13,681,046	BNP Paribas	1/26/17	298,183	—
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	—	(736,858)
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	—	(807,681)
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(539,525)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(893,735)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(899,208)
TWD	578,179,000	USD	17,936,374	Goldman Sachs International	2/2/17	348,857	—
TWD	514,440,000	USD	15,946,683	Standard Chartered Bank	2/2/17	322,766	—
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(1,094,406)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	—	(963,746)
RON	41,895,100	EUR	9,298,657	BNP Paribas	2/3/17	80,682	—
USD	1,832,941	UGX	7,790,000,000	ICBC Standard Bank plc	2/3/17	—	(317,223)
USD	2,002,111	UGX	8,535,000,000	ICBC Standard Bank plc	2/3/17	—	(353,685)
USD	3,000,000	UGX	12,795,000,000	ICBC Standard Bank plc	2/3/17	—	(531,624)
TWD	378,635,000	USD	11,736,981	BNP Paribas	2/10/17	238,412	—
TWD	68,635,000	USD	2,074,317	BNP Paribas	2/10/17	96,457	—
TWD	428,632,000	USD	13,286,795	Goldman Sachs International	2/10/17	269,893	—
TWD	68,495,000	USD	2,071,839	Goldman Sachs International	2/10/17	94,507	—
USD	13,407,776	TWD	447,270,000	BNP Paribas	2/10/17	—	(738,391)
USD	14,897,869	TWD	497,127,000	Goldman Sachs International	2/10/17	—	(825,165)
USD	14,789,393	CNH	101,507,000	Citibank, N.A.	2/16/17	—	(383,065)
USD	29,149,468	CNH	200,063,000	Standard Chartered Bank	2/16/17	—	(754,356)
TWD	453,919,000	USD	14,083,742	BNP Paribas	2/24/17	274,504	—
TWD	467,365,000	USD	14,546,063	Citibank, N.A.	2/24/17	237,503	—
USD	13,523,581	TWD	453,919,000	BNP Paribas	2/24/17	—	(834,665)
USD	13,145,425	TWD	441,029,000	Citibank, N.A.	2/24/17	—	(805,088)
USD	799,417	TWD	26,336,000	Deutsche Bank AG	2/24/17	—	(33,636)
RON	88,202,116	EUR	19,541,845	BNP Paribas	2/28/17	195,347	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RON	29,990,500	EUR	6,630,665	BNP Paribas	2/28/17	$82,171	$—
RON	71,892,200	EUR	15,907,114	Deutsche Bank AG	3/2/17	182,199	—
RON	67,168,470	EUR	14,907,113	Bank of America, N.A.	3/6/17	117,562	—
RON	9,780,900	EUR	2,169,676	Bank of America, N.A.	3/6/17	18,315	—
RON	72,582,000	EUR	16,098,924	Deutsche Bank AG	3/7/17	137,476	—
RON	50,862,100	EUR	11,290,144	Deutsche Bank AG	3/7/17	86,443	—
RON	103,294,000	EUR	22,900,787	BNP Paribas	3/8/17	206,473	—
USD	15,369,394	CNH	101,438,000	Goldman Sachs International	3/15/17	231,593	—
USD	22,245,744	CNH	146,736,000	Standard Chartered Bank	3/15/17	348,030	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	106,063	—
USD	16,952,662	CNH	111,913,000	Citibank, N.A.	3/22/17	258,605	—
USD	13,545,675	CNH	89,266,000	Goldman Sachs International	3/22/17	229,870	—
USD	20,309,267	CNH	133,899,000	Standard Chartered Bank	3/22/17	335,559	—
USD	17,213,489	BRL	67,890,000	Bank of America, N.A.	4/5/17	—	(2,278,483)
USD	26,570,048	BRL	93,500,000	Citibank, N.A.	4/5/17	—	(274,838)
USD	124,492,511	BRL	501,107,255	Citibank, N.A.	4/5/17	—	(19,380,936)
RON	38,910,000	EUR	8,565,768	JPMorgan Chase Bank, N.A.	5/17/17	128,659	—
CNH	145,594,000	USD	21,363,756	Standard Chartered Bank	5/18/17	282,368	—
USD	21,740,182	CNH	145,594,000	Standard Chartered Bank	5/18/17	94,057	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	45,953	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	9,643	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	—	(38,156)
USD	15,154,536	CNH	101,720,400	Citibank, N.A.	6/13/17	53,191	—
USD	14,713,113	CNH	98,750,000	Goldman Sachs International	6/13/17	52,751	—
USD	6,851,526	THB	244,668,000	BNP Paribas	6/19/17	—	(153,172)
USD	20,138,138	THB	708,459,707	Deutsche Bank AG	7/25/17	—	(140,661)
USD	11,392,482	THB	401,585,000	Standard Chartered Bank	7/25/17	—	(102,401)
USD	5,626,118	THB	197,533,000	Deutsche Bank AG	8/3/17	—	(27,700)
USD	6,595,843	THB	231,646,000	Standard Chartered Bank	8/3/17	—	(34,362)
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	111,241	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	69,602	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	69,357	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	129,163	—
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(420,015)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(668,918)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(799,548)
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	545	—
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(29,196)

						$33,110,165	$(112,669,570)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Call Options on Brent Crude Oil Futures 12/2016 Strike @ USD 75.00(1)	902	Long	Oct-16	$394,809	$36,080	$(358,729)
Gold	197	Short	Dec-16	(26,411,790)	(26,742,750)	(330,960)
High Grade Copper	198	Short	Sep-16	(10,565,775)	(10,996,425)	(430,650)
High Grade Copper	240	Short	Mar-17	(12,545,250)	(13,437,000)	(891,750)
WTI Crude Oil	610	Short	Aug-16	(28,220,426)	(25,376,000)	2,844,426
Equity Futures
E-mini S&P 500 Index	456	Short	Sep-16	(47,122,755)	(49,434,960)	(2,312,205)
Nikkei 225 Index	22	Long	Sep-16	1,801,800	1,799,600	(2,200)
TOPIX Index	60	Short	Sep-16	(7,418,393)	(7,694,381)	(275,988)

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	701	Short	Sep-16	$(103,847,588)	$(104,759,630)	$(912,042)
Euro-Bund	231	Short	Sep-16	(42,338,835)	(43,338,294)	(999,459)
IMM 10-Year Interest Rate Swap	97	Long	Sep-16	9,037,849	8,902,883	(134,966)
Japan 10-Year Bond	115	Short	Sep-16	(171,626,892)	(171,990,003)	(363,111)
U.S. 2-Year Treasury Note	503	Short	Sep-16	(109,551,829)	(110,157,000)	(605,171)
U.S. 5-Year Deliverable Interest Rate Swap	3,440	Short	Sep-16	(357,192,143)	(359,426,250)	(2,234,107)
U.S. 5-Year Treasury Note	898	Short	Sep-16	(107,689,843)	(109,570,031)	(1,880,188)
U.S. 10-Year Deliverable Interest Rate Swap	1,668	Short	Sep-16	(177,083,710)	(180,534,938)	(3,451,228)
U.S. 10-Year Treasury Note	228	Short	Sep-16	(29,497,500)	(30,334,687)	(837,187)
U.S. 30-Year Deliverable Interest Rate Swap	24	Short	Sep-16	(2,801,250)	(2,985,000)	(183,750)

						$(13,359,265)

(1)	Represents a futures-style option with no premium at inception and trades like a futures contract.

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	680,400	Pays	Mexico Interbank TIIE 28 Day	6.09%	6/30/26	$(312,082)
CME Group, Inc.	MXN	1,218,700	Pays	Mexico Interbank TIIE 28 Day	6.13	6/30/26	(357,895)
CME Group, Inc.(1)	MXN	451,173	Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(47,866)
CME Group, Inc.(1)	MXN	804,108	Pays	Mexico Interbank TIIE 28 Day	6.19	7/20/26	(69,089)
LCH.Clearnet(1)	EUR	140,661	Receives	6-month Euro Interbank Offered Rate	0.50 (2)	9/21/21	(887,214)
LCH.Clearnet(1)	EUR	44,117	Receives	6-month Euro Interbank Offered Rate	1.00 (2)	9/21/26	(951,512)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR	1.92	7/28/26	825
LCH.Clearnet(1)	HUF	2,453,200	Receives	6-month HUF BUBOR	1.94	8/1/26	(10,397)
LCH.Clearnet	JPY	294,840	Receives	6-month JPY-LIBOR-BBA	(0.22)	7/14/46	83,995
LCH.Clearnet	JPY	589,690	Receives	6-month JPY-LIBOR-BBA	(0.25)	7/15/46	119,875
LCH.Clearnet	JPY	1,589,860	Receives	6-month JPY-LIBOR-BBA	(0.24)	7/15/46	340,630
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR	2.23	7/28/26	10,213
LCH.Clearnet(1)	PLN	35,503	Pays	6-month PLN WIBOR	2.22	8/1/26	1,120
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	266,704
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80	6/29/20	496,303
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75	7/31/20	243,687
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78	7/31/20	323,955
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	432,894
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74	7/31/20	541,195
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74	8/12/20	749,935
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62	8/14/20	682,928

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	10,695		Pays	3-month USD-LIBOR-BBA	1.68%		8/17/20	$358,300
LCH.Clearnet	USD	11,461		Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	383,962
LCH.Clearnet	USD	23,643		Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	801,551
LCH.Clearnet	USD	40,058		Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	1,372,470
LCH.Clearnet(1)	USD	5,625		Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	122,153
LCH.Clearnet(1)	USD	11,489		Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	251,768
LCH.Clearnet(1)	USD	23,669		Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	509,321
LCH.Clearnet	USD	38,126		Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	1,066,724
LCH.Clearnet	USD	11,213		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	356,037
LCH.Clearnet	USD	27,660		Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	876,727
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	40,484
LCH.Clearnet	USD	1,500		Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	40,234
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	251,217
LCH.Clearnet	USD	11,970		Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	249,887
LCH.Clearnet	USD	12,320		Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	234,655
LCH.Clearnet	USD	20,290		Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	476,975
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	299,500
LCH.Clearnet	USD	12,334		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	295,388
LCH.Clearnet	USD	24,666		Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	589,357
LCH.Clearnet	USD	11,935		Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	297,180
LCH.Clearnet	USD	16,312		Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	487,214
LCH.Clearnet	USD	2,546		Pays	3-month USD-LIBOR-BBA	1.12		2/23/21	19,236
LCH.Clearnet	USD	8,910		Pays	3-month USD-LIBOR-BBA	1.11		2/23/21	65,998
LCH.Clearnet	USD	8,640		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	87,436
LCH.Clearnet	USD	17,279		Pays	3-month USD-LIBOR-BBA	1.17		2/25/21	173,157
LCH.Clearnet	USD	8,650		Pays	3-month USD-LIBOR-BBA	1.15		3/3/21	78,420
LCH.Clearnet	USD	21,672		Pays	3-month USD-LIBOR-BBA	1.27		3/7/21	326,544
LCH.Clearnet	USD	15,042		Pays	3-month USD-LIBOR-BBA	1.10		6/21/21	46,992
LCH.Clearnet	USD	12,474		Pays	3-month USD-LIBOR-BBA	1.16		6/23/21	73,364
LCH.Clearnet	USD	8,320		Pays	3-month USD-LIBOR-BBA	1.17		6/24/21	54,005
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.18		6/24/21	79,189
LCH.Clearnet	USD	11,418		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	93,989
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.21		6/27/21	95,412
LCH.Clearnet	USD	11,420		Pays	3-month USD-LIBOR-BBA	1.19		6/27/21	84,158
LCH.Clearnet	USD	12,640		Pays	3-month USD-LIBOR-BBA	0.97		6/28/21	(45,270)
LCH.Clearnet	USD	11,230		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(41,001)
LCH.Clearnet	USD	11,419		Pays	3-month USD-LIBOR-BBA	0.96		6/29/21	(45,067)
LCH.Clearnet	USD	11,421		Pays	3-month USD-LIBOR-BBA	0.97		6/29/21	(39,729)
LCH.Clearnet	USD	13,918		Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	806,867
LCH.Clearnet	USD	14,712		Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	937,008
LCH.Clearnet	USD	5,210		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	145,992
LCH.Clearnet	USD	7,105		Pays	3-month USD-LIBOR-BBA	1.59		4/12/26	198,750
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	341,677
LCH.Clearnet	USD	10,016		Pays	3-month USD-LIBOR-BBA	1.68		5/6/26	337,822
LCH.Clearnet	USD	10,077		Pays	3-month USD-LIBOR-BBA	1.60		5/18/26	259,485
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA	1.72		5/20/26	79,912
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA	1.65		5/20/26	157,006
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA	1.69		6/3/26	128,423
LCH.Clearnet	USD	21,123		Receives	3-month USD-LIBOR-BBA	1.30		7/13/26	94,492
LCH.Clearnet	USD	31,686		Receives	3-month USD-LIBOR-BBA	1.29		7/13/26	158,484
LCH.Clearnet	USD	23,561		Receives	3-month USD-LIBOR-BBA	1.37		7/14/26	(47,529)
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA	2.50	(2)	6/15/46	(14)
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA	2.75	(2)	9/21/46	(482,994)

									$15,241,522

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	179,941	Pays	7-day China Fixing Repo Rates	2.22%	3/30/18	$(96,178)
Bank of America, N.A.	CNY	426,880	Pays	7-day China Fixing Repo Rates	2.37	7/8/18	(70,486)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate	3.37	4/11/26	481,729
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate	3.43	5/10/26	184,164
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate	3.57	5/23/26	220,035
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	5,495
BNP Paribas	CNY	345,380	Pays	7-day China Fixing Repo Rates	2.50	5/6/18	76,954
BNP Paribas	CNY	271,340	Pays	7-day China Fixing Repo Rates	2.54	5/17/18	92,645
BNP Paribas	CNY	152,480	Pays	7-day China Fixing Repo Rates	2.58	5/23/18	68,080
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	4,272,642
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	1,365,973
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	2,000,445
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	1,291,936
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.74	6/27/21	(263,680)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.76	6/27/21	(274,300)
Deutsche Bank AG	AED	40,675	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(292,884)
Deutsche Bank AG	AED	40,800	Receives	3-month Emirates Interbank Offered Rate	2.40	6/28/21	(80,147)
Deutsche Bank AG	AED	40,614	Receives	3-month Emirates Interbank Offered Rate	2.39	6/29/21	(76,929)
Deutsche Bank AG	AED	44,675	Receives	3-month Emirates Interbank Offered Rate	2.37	6/29/21	(72,158)
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	12,033
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	15,150
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	10,080
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	5,920
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	12,351
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	18,912
Deutsche Bank AG	CNY	451,831	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(235,726)
Deutsche Bank AG	CNY	328,940	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	84,899

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01%	6/28/20	$111,301
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(76,400)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(200,695)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	2/25/21	598,238
Deutsche Bank AG	SAR	33,130	Receives	3-month Saudi Riyal Interbank Offered Rate	2.62	3/3/21	206,193
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate	2.76	3/7/21	380,333
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate	2.50	6/13/21	(138,065)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate	2.51	6/15/21	(139,387)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.59	6/16/21	(181,920)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate	2.52	6/21/21	(142,925)
Goldman Sachs International	AED	48,805	Receives	3-month Emirates Interbank Offered Rate	2.76	6/23/21	(328,636)
Goldman Sachs International	AED	32,540	Receives	3-month Emirates Interbank Offered Rate	2.80	6/27/21	(234,307)
Goldman Sachs International	AED	32,541	Receives	3-month Emirates Interbank Offered Rate	2.79	6/27/21	(230,066)
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	12,033
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	30,148
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	10,237
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	7,520
Goldman Sachs International	CNY	498,680	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(63,968)
Goldman Sachs International	CNY	190,780	Pays	7-day China Fixing Repo Rates	2.49	5/6/18	36,921
Goldman Sachs International	CNY	296,250	Pays	7-day China Fixing Repo Rates	2.56	5/23/18	119,278
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	314,852
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	495,727
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	318,127
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	373,818
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	299,678
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	323,039
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	274,897
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(94,004)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(184,007)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26%	9/17/20	$836,693
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	702,744
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	332,321
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	237,787
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	338,420
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	176,292
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	376,869
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.65	2/23/21	243,744
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	722,727
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	349,516
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate	3.46	5/9/26	742,902
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate	3.47	5/18/26	377,128
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate	3.71	6/6/26	67,498
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	30,148
JPMorgan Chase Bank, N.A.	CNY	333,190	Pays	7-day China Fixing Repo Rates	2.37	4/15/18	(45,296)
JPMorgan Chase Bank, N.A.	CNY	317,430	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	72,636
JPMorgan Chase Bank, N.A.	CNY	369,080	Pays	7-day China Fixing Repo Rates	2.50	5/9/18	84,455
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	17,524
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	42,225
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	7,717
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	4,926
Standard Chartered Bank	CNY	523,843	Pays	7-day China Fixing Repo Rates	2.22	3/30/18	(279,993)
Standard Chartered Bank	CNY	338,810	Pays	7-day China Fixing Repo Rates	2.51	5/9/18	87,447

							$16,181,345

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Markit CDX Emerging Market Index	ICE Clear Credit	$1,000	1.00	%(1)	6/20/21	2.60%	$(70,138)	$85,360	$15,222
South Africa	ICE Clear Credit	4,600	1.00	(1)	6/20/17	0.52	25,036	27,127	52,163
Turkey	ICE Clear Credit	2,160	1.00	(1)	6/20/20	2.35	(103,264)	104,878	1,614

Total		$7,760					$(148,366)	$217,365	$68,999

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Colombia	ICE Clear Credit	$48,730	1.00	%(1)	6/20/21	$2,072,408	$(2,908,643)	$(836,235)
Italy	ICE Clear Credit	77,958	1.00	(1)	6/20/21	1,110,459	(1,258,834)	(148,375)
Mexico	ICE Clear Credit	36,510	1.00	(1)	6/20/21	818,197	(1,296,780)	(478,583)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	109,606	(80,691)	28,915
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	332,485	(227,709)	104,776
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	198,012	(128,382)	69,630

Total						$4,641,167	$(5,901,039)	$(1,259,872)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$16,420	1.00	%(1)	12/20/20	0.75%	$197,330	$231,576	$428,906
Abu Dhabi	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	0.75	164,522	114,429	278,951
Abu Dhabi	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	0.75	58,286	60,787	119,073
Abu Dhabi	Barclays Bank PLC	5,360	1.00	(1)	6/20/21	0.81	54,081	(24,857)	29,224
Abu Dhabi	BNP Paribas	4,000	1.00	(1)	6/20/21	0.81	40,359	(9,236)	31,123
Abu Dhabi	Goldman Sachs International	9,740	1.00	(1)	12/20/20	0.75	117,052	97,315	214,367
Abu Dhabi	Goldman Sachs International	1,660	1.00	(1)	12/20/20	0.75	19,949	27,619	47,568
Abu Dhabi	Goldman Sachs International	10	1.00	(1)	12/20/20	0.75	120	78	198
Abu Dhabi	Goldman Sachs International	3,930	1.00	(1)	6/20/21	0.81	39,652	(20,074)	19,578
Abu Dhabi	HSBC Bank USA, N.A.	6,220	1.00	(1)	6/20/21	0.81	62,758	(23,050)	39,708
Kazakhstan	Barclays Bank PLC	6,650	1.00	(1)	6/20/20	2.00	(241,178)	340,503	99,325
Kazakhstan	Barclays Bank PLC	5,500	1.00	(1)	6/20/20	2.00	(199,470)	274,338	74,868
Kazakhstan	Barclays Bank PLC	4,650	1.00	(1)	6/20/21	2.24	(259,337)	385,204	125,867
Kazakhstan	Goldman Sachs International	4,210	1.00	(1)	6/20/21	2.24	(234,797)	259,942	25,145
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	12/20/20	2.14	(181,512)	257,414	75,902
Kazakhstan	Morgan Stanley & Co. International PLC	3,930	1.00	(1)	6/20/21	2.24	(219,181)	312,397	93,216
Kazakhstan	Morgan Stanley & Co. International PLC	4,600	1.00	(1)	6/20/21	2.24	(256,548)	305,418	48,870
Kazakhstan	Nomura International PLC	6,640	1.00	(1)	6/20/21	2.24	(370,322)	417,456	47,134
Kazakhstan	Nomura International PLC	6,640	1.00	(1)	6/20/21	2.24	(370,322)	405,063	34,741
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	1.97	(440)	7,239	6,799
Poland	Barclays Bank PLC	10,720	1.00	(1)	6/20/21	0.88	71,620	25,005	96,625
Poland	BNP Paribas	11,790	1.00	(1)	6/20/21	0.88	78,789	24,068	102,857
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.66	(138,748)	106,833	(31,915)
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.66	(141,576)	108,883	(32,693)
Saudi Arabia	Barclays Bank PLC	2,530	1.00	(1)	6/20/21	1.75	(84,880)	60,228	(24,652)
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.66	(104,328)	89,531	(14,797)
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.66	(104,101)	83,061	(21,040)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Saudi Arabia	Citibank, N.A.	$5,700	1.00	%(1)	12/20/20	1.66%	$(152,089)	$116,862	$(35,227)
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.66	(410,908)	316,096	(94,812)
Saudi Arabia	Citibank, N.A.	3,970	1.00	(1)	6/20/21	1.75	(133,191)	96,667	(36,524)
Saudi Arabia	Citibank, N.A.	3,980	1.00	(1)	6/20/21	1.75	(133,526)	96,827	(36,699)
Saudi Arabia	Citibank, N.A.	9,930	1.00	(1)	6/20/21	1.75	(333,145)	245,813	(87,332)
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.66	(103,528)	79,494	(24,034)
Saudi Arabia	Goldman Sachs International	4,010	1.00	(1)	6/20/21	1.75	(134,533)	97,519	(37,014)
Saudi Arabia	Goldman Sachs International	10,277	1.00	(1)	6/20/21	1.75	(344,787)	259,366	(85,421)
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.66	(142,751)	116,082	(26,669)
Saudi Arabia	JPMorgan Chase Bank, N.A.	3,930	1.00	(1)	6/20/21	1.75	(131,849)	97,464	(34,385)
Saudi Arabia	Nomura International PLC	10,970	1.00	(1)	6/20/21	1.75	(368,036)	276,488	(91,548)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.83	72,567	119,378	191,945
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.83	72,567	58,790	131,357
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	0.81	66,280	148,285	214,565
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	0.81	97,522	85,657	183,179
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	0.81	69,378	80,936	150,314
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	0.81	53,624	55,762	109,386
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	0.61	18,535	23,913	42,448
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	0.81	37,970	65,892	103,862
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	0.81	30,242	48,942	79,184
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	0.81	63,283	113,809	177,092
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	0.81	56,055	85,292	141,347
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	0.81	30,642	63,767	94,409
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	0.81	33,307	80,736	114,043
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	0.81	56,421	140,207	196,628
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	0.81	50,626	113,263	163,889
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	0.81	30,642	53,176	83,818
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	0.81	35,605	84,056	119,661
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	0.94	16,458	52,713	69,171
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	0.81	30,642	73,303	103,945
South Africa	HSBC Bank USA, N.A.	9,146	1.00	(1)	9/20/17	0.81	30,462	52,864	83,326
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	0.94	14,977	49,853	64,830
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	0.81	30,642	61,847	92,489
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	0.61	20,388	25,591	45,979
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	0.81	30,642	60,886	91,528
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	0.81	29,643	39,506	69,149

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/17	0.81%	$13,323	$13,886	$27,209
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	0.94	14,501	47,357	61,858
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.10	(27,847)	624,694	596,847
Turkey	Barclays Bank PLC	23,500	1.00	(1)	6/20/20	2.31	(1,109,466)	1,131,328	21,862
Turkey	BNP Paribas	10,000	1.00	(1)	6/20/20	2.31	(472,113)	426,803	(45,310)
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.42	(1,753,804)	2,063,933	310,129
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.10	(5,867)	131,608	125,741
Turkey	Goldman Sachs International	10,000	1.00	(1)	6/20/20	2.31	(472,113)	457,981	(14,132)
Turkey	Goldman Sachs International	25,000	1.00	(1)	6/20/20	2.31	(1,180,283)	1,054,648	(125,635)
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00	(1)	6/20/20	2.31	(127,943)	132,529	4,586
Turkey	Nomura International PLC	6,900	1.00	(1)	6/20/20	2.31	(325,758)	299,843	(25,915)

Total		$774,713					$(8,758,815)	$13,938,882	$5,180,067

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$(34,271)	$(9,912)	$(44,183)
Bulgaria	BNP Paribas	6,320	1.00	(1)	9/20/18	(39,340)	(25,590)	(64,930)
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(138,077)	(83,895)	(221,972)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(232,696)	(128,664)	(361,360)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(84,930)	(44,629)	(129,559)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(99,322)	(52,192)	(151,514)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	141,369	(236,991)	(95,622)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	141,369	(237,271)	(95,902)
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	141,369	(243,869)	(102,500)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	282,738	(473,567)	(190,829)
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	(4,641)	(37,334)	(41,975)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	(6,069)	(254,186)	(260,255)
Croatia	BNP Paribas	1,500	1.00	(1)	3/20/20	46,914	(90,166)	(43,252)
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	73,187	(125,978)	(52,791)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	86,323	(142,778)	(56,455)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	195,477	(375,175)	(179,698)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	(3,481)	(27,666)	(31,147)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	(11,603)	(94,353)	(105,956)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	(4,678)	(66,535)	(71,213)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	(6,171)	(87,758)	(93,929)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	(6,532)	(129,140)	(135,672)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	(1,911)	(94,801)	(96,712)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	(9,497)	(465,219)	(474,716)
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	51,919	(86,601)	(34,682)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	133,237	(232,293)	(99,056)
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	312,763	(572,431)	(259,668)
Croatia	Citibank, N.A.	167	1.00	(1)	6/20/20	6,164	(9,373)	(3,209)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$1,000	1.00	%(1)	6/20/20	$36,855	$(57,395)	$(20,540)
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	(952)	(7,874)	(8,826)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	(4,641)	(36,985)	(41,626)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	30,370	(110,359)	(79,989)
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	69,121	(118,980)	(49,859)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	106,652	(183,770)	(77,118)
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	62,654	(97,897)	(35,243)
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	(9,916)	(196,043)	(205,959)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	(2,123)	(105,432)	(107,555)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	(4,889)	(8,781)	(13,670)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	(3,214)	(24,777)	(27,991)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	(3,701)	(30,511)	(34,212)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(46,873)	(52,675)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	(5,802)	(47,780)	(53,582)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	(4,696)	(93,734)	(98,430)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	(2,015)	(104,439)	(106,454)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	(4,516)	(214,326)	(218,842)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	(4,200)	(222,836)	(227,036)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	(7,618)	(101,321)	(108,939)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	(62,013)	(883,696)	(945,709)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	584,508	(196,015)	388,493
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	6,423	(2,263)	4,160
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	655,163	(195,358)	459,805
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	590,931	(199,111)	391,820
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	584,508	(197,212)	387,296
Italy	Bank of America, N.A.	11,150	1.00	(1)	6/20/21	89,683	(193,667)	(103,984)
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	924,960	(986,095)	(61,135)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(239,114)	203,390	(35,724)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(221,605)	174,340	(47,265)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	38,743	(49,352)	(10,609)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(282,893)	59,366	(223,527)
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	157,842	(177,102)	(19,260)
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	167,960	(162,370)	5,590
Poland	Bank of America, N.A.	7,120	1.00	(1)	9/20/19	(86,847)	74,956	(11,891)
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(98,446)	88,867	(9,579)
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(53,182)	48,552	(4,630)
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(182,965)	167,069	(15,896)
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(15,251)	24,849	9,598
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	(15,251)	23,409	8,158
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(117,160)	103,380	(13,780)
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(33,788)	30,879	(2,909)
Qatar	Barclays Bank PLC	4,850	1.00	(1)	12/20/20	(1,652)	(80,750)	(82,402)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$13,690	1.00	%(1)	12/20/20	$(4,664)	$(170,922)	$(175,586)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	(5,594)	(265,145)	(270,739)
Qatar	Barclays Bank PLC	3,920	1.00	(1)	6/20/21	12,824	5,368	18,192
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	52,293	27,765	80,058
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	344,470	9,840	354,310
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	137,961	22,075	160,036
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	(15,278)	17,593	2,315
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	(57,525)	86,705	29,180
Qatar	Citibank, N.A.	1,580	1.00	(1)	6/20/21	5,169	(3,708)	1,461
Qatar	Citibank, N.A.	3,080	1.00	(1)	6/20/21	10,076	(15,789)	(5,713)
Qatar	Citibank, N.A.	2,105	1.00	(1)	6/20/21	6,886	(15,650)	(8,764)
Qatar	Citibank, N.A.	5,210	1.00	(1)	6/20/21	17,044	(35,288)	(18,244)
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	(34,961)	37,945	2,984
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	(15,278)	16,582	1,304
Qatar	Deutsche Bank AG	3,070	1.00	(1)	6/20/21	10,043	(14,320)	(4,277)
Qatar	Deutsche Bank AG	3,140	1.00	(1)	6/20/21	10,272	(24,870)	(14,598)
Qatar	Deutsche Bank AG	6,290	1.00	(1)	6/20/21	20,577	(39,599)	(19,022)
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(19,562)	20,699	1,137
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(38,946)	34,689	(4,257)
Qatar	Goldman Sachs International	10	1.00	(1)	12/20/20	(3)	(111)	(114)
Qatar	Goldman Sachs International	1,660	1.00	(1)	12/20/20	(566)	(34,403)	(34,969)
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	(3,318)	(137,319)	(140,637)
Qatar	Goldman Sachs International	2,670	1.00	(1)	6/20/21	8,734	1,172	9,906
Qatar	Goldman Sachs International	3,396	1.00	(1)	6/20/21	11,109	(19,009)	(7,900)
Qatar	Goldman Sachs International	6,290	1.00	(1)	6/20/21	20,577	(49,823)	(29,246)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	87,628	(9,339)	78,289
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	92,608	2,152	94,760
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(16,272)	16,249	(23)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	(14,537)	23,718	9,181
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	(29,289)	35,549	6,260
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	(17,837)	18,794	957
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(12,271)	11,204	(1,067)
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(30,765)	28,979	(1,786)
Qatar	Nomura International PLC	3,920	1.00	(1)	6/20/21	12,824	10,887	23,711
Qatar	Nomura International PLC	4,385	1.00	(1)	6/20/21	14,345	(18,427)	(4,082)
Qatar	Nomura International PLC	4,380	1.00	(1)	6/20/21	14,328	(28,513)	(14,185)
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	288,315	26,831	315,146
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	218,976	(23,649)	195,327

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Serbia	Nomura International PLC	$10,000	5.00	%(1)	6/20/19	$(911,693)	$624,722	$(286,971)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	170,713	(98,926)	71,787
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	245,954	(100,976)	144,978
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	873,377	(287,105)	586,272
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	265,251	(95,643)	169,608
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	2,806,205	(1,273,003)	1,533,202
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	1,996,354	(1,002,961)	993,393
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	1,543,029	(740,159)	802,870
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	1,907,223	(1,205,572)	701,651
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	170,713	(114,354)	56,359
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	159,312	(72,604)	86,708
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	159,312	(82,690)	76,622
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	159,312	(118,291)	41,021
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	366,133	(352,995)	13,138
South Africa	Barclays Bank PLC	12,000	1.00	(1)	9/20/20	529,408	(388,134)	141,274
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	617,378	(202,197)	415,181
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	377,315	(130,978)	246,337
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,039,868	(564,371)	475,497
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	870,230	(506,571)	363,659
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	1,612,993	(885,356)	727,637
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,039,868	(579,863)	460,005
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	162,498	(81,214)	81,284
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	146,567	(89,116)	57,451
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	183,067	(129,831)	53,236
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	366,133	(344,568)	21,565
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	873,377	(305,253)	568,124
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	537,186	(242,494)	294,692
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	397,877	(146,134)	251,743
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	958,403	(629,060)	329,343
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	551,467	(294,076)	257,391
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	245,954	(100,063)	145,891
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	242,645	(119,896)	122,749
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	63,970	(31,639)	32,331
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	668,526	(228,182)	440,344
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	1,623,535	(1,024,317)	599,218
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	1,456,773	(915,165)	541,608
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	891,111	(310,297)	580,814
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	412,271	(145,886)	266,385
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,024,533	(626,436)	398,097
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	814,645	(497,534)	317,111
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	741,325	(434,785)	306,540
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	140,906	(111,903)	29,003
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	124,377	(118,544)	5,833
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	162,498	(79,786)	82,712
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	159,312	(81,020)	78,292
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	165,684	(116,443)	49,241
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	183,067	(125,478)	57,589
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	183,067	(177,899)	5,168
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	852,979	(459,302)	393,677
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/22	383,361	(190,264)	193,097
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	717,765	(431,420)	286,345

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Bank of America, N.A.	$15,000	1.00	%(1)	6/20/20	$(184,435)	$(139,938)	$(324,373)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(89,630)	(238,948)	(328,578)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(144,149)	(49,737)	(193,886)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(122,957)	(330,648)	(453,605)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(88,578)	(299,239)	(387,817)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(54,575)	(210,630)	(265,205)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(514,745)	(2,016,669)	(2,531,414)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(31,612)	(51,289)	(82,901)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(144,149)	(113,569)	(257,718)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(59,753)	(117,056)	(176,809)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(116,331)	(86,547)	(202,878)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(122,957)	(207,454)	(330,411)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(171,525)	(383,967)	(555,492)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(148,920)	(500,356)	(649,276)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(277,774)	(1,088,264)	(1,366,038)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(61,478)	(166,663)	(228,141)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(102,095)	(352,252)	(454,347)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(59,753)	(113,979)	(173,732)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(179,260)	(677,405)	(856,665)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	(92,480)	—	(92,480)
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	(43,239)	—	(43,239)

Total						$33,264,863	$(32,924,144)	$340,719

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $782,473,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

WTI	-	West Texas Intermediate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

AOA	-	Angolan Kwanza

AUD	-	Australian Dollar

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CLP	-	Chilean Peso

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

UGX	-	Ugandan Shilling

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at July 31, 2016 were $57,783,934 or 1.2% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended July 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)	Notional Amount - Swaptions (000’s omitted)	Premiums Received
Outstanding, beginning of period	603	$579,742	$75,563	$49,378,427
Options written	—	210,180	—	5,921,905
Options terminated in closing purchase transactions	(326)	(173,230)	(75,563)	(24,898,911)
Options exercised	—	(103,529)	—	(5,329,720)
Options expired	(277)	(302,893)	—	(10,226,208)

Outstanding, end of period	—	$210,270	$—	$14,845,493

At July 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$2,844,426	$(2,012,089)
Commodity	Options Purchased	44,200	—

Total		$2,888,626	$(2,012,089)

Credit	Credit Default Swaps	$41,472,550	$(16,966,502)
Credit	Credit Default Swaps (Centrally Cleared)*	272,320	(1,463,193)

Total		$41,744,870	$(18,429,695)

Equity Price	Futures Contracts*	$—	$(2,590,393)
Equity Price	Options Purchased	6,231,614	—

Total		$6,231,614	$(2,590,393)

Foreign Exchange	Currency Options Purchased	$16,464,333	$—
Foreign Exchange	Currency Options Written	—	(12,539,614)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	33,110,165	(112,669,570)

Total		$49,574,498	$(125,209,184)

Interest Rate	Futures Contracts*	$—	$(11,601,209)
Interest Rate	Interest Rate Swaps	19,983,502	(3,802,157)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	18,579,181	(3,337,659)

Total		$38,562,683	$(18,741,025)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	7/27/16	On Demand	(0.20)%	$ 92,078	$ 92,078	$ 108,120

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at July 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,735,557,116

Gross unrealized appreciation	$153,363,586
Gross unrealized depreciation	(204,407,026)

Net unrealized depreciation	$(51,043,440)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$3,688,735,956	$—	$3,688,735,956
Foreign Corporate Bonds	—	101,776,349	—	101,776,349
Sovereign Loans (Less Unfunded Loan Commitments)	—	16,987,425	61,211,173	78,198,598
Corporate Bonds & Notes	—	586,521	—	586,521
Collateralized Mortgage Obligations	—	39,625,596	—	39,625,596
Mortgage Pass-Throughs	—	329,050,468	—	329,050,468
U.S. Treasury Obligations	—	1,959,141	—	1,959,141
Common Stocks	39,300,795	33,599,923 **	—	72,900,718
Precious Metals	28,657,859	—	—	28,657,859
Currency Options Purchased	—	16,464,333	—	16,464,333
Call Options Purchased	44,200	6,231,614	—	6,275,814
Short-Term Investments —
Foreign Government Securities	—	30,843,476	—	30,843,476
U.S. Treasury Obligations	—	74,891,323	—	74,891,323
Repurchase Agreements	—	20,249,784	—	20,249,784
Other	—	171,213,927	—	171,213,927
Total Investments	$68,002,854	$4,532,215,836	$61,211,173	$4,661,429,863
Forward Foreign Currency Exchange Contracts	$—	$33,110,165	$—	$33,110,165
Futures Contracts	2,844,426	—	—	2,844,426
Swap Contracts	—	84,701,436	—	84,701,436
Total	$70,847,280	$4,650,027,437	$61,211,173	$4,782,085,890

Liability Description
Currency Options Written	$—	$(12,539,614)	$—	$(12,539,614)
Securities Sold Short	—	(19,106,840)	—	(19,106,840)
Forward Foreign Currency Exchange Contracts	—	(112,669,570)	—	(112,669,570)
Futures Contracts	(15,927,703)	(275,988)	—	(16,203,691)
Swap Contracts	—	(24,279,720)	—	(24,279,720)
Total	$(15,927,703)	$(168,871,732)	$—	$(184,799,435)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2016 is not presented. At July 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 26, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 26, 2016